SHARE CAPITAL AND RESERVES (Details) - $ / shares	12 Months Ended
	Jul. 31, 2023	Jul. 31, 2022
SHARE CAPITAL AND RESERVES
Number of warrants outstanding, beginning	0	8,909,092
Number of warrants exercised		(8,909,092)
Number of warrants issued	2,750,000
Number of warrants outstanding, Ending	2,750,000	0
Weighted average exercise price outstanding, beginning	$ 0.00	$ 0.05
Weighted average exercise price exercised		0.05
Weighted average exercise price issued	0.20
Weighted average exercise price outstanding, Ending	$ 0.20	$ 0.00